Series A preferred stock - Schedule of Maturities of Series A preferred Stock Redemptions (Details) - Series A Preferred Stock [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Preferred Units [Line Items]
2025	$ 4,240,569	$ 5,160,815
2026	5,206,648	5,160,815
2027	5,206,648	5,160,815
2028	5,347	0
2029 and thereafter	0	0
Total future undiscounted redemption payments	14,659,212	15,482,445
Less: Interest	(1,261,491)	(2,158,986)
Present value of redemption payments	13,397,721	13,323,459
Current portion	(7,030,279)	(5,160,815)
Long term portion	$ 6,367,442	$ 8,162,644